Significant Accounting Policies - Summary of product and service revenue by geographic region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 2,840	$ 1,095	$ 424
Product [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	2,837	1,013	159
Product [Member] | Europe Middle East and Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	2,807	952	47
Product [Member] | Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue		5	5
Product [Member] | Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	30	56	107
Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	3	82	265
Service [Member] | Europe Middle East and Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 3	2
Service [Member] | Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue		77	$ 265
Service [Member] | Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue		$ 3